Contributed Equity - Summary of Shares Issued (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Exercise of warrants	$ 2,734,346
Issued capital	$ 221,091,591	$ 213,232,719
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued	362,515,627	946,339,731
Exercise of warrants	$ 2,043,359
Issued capital	$ 8,395,097	$ 18,705,697
Issued Equity [member] | 0.019 Issue Price member]
Disclosure of classes of share capital [line items]
Shares issued under Securities Purchase Agreement	260,000,000
Issue price of shares issued under securities purchase agreement	$ 0.019
Shares issued under Securities Purchase Agreement	$ 4,871,250
Issued Equity [member] | 0.024 Issue Price member]
Disclosure of classes of share capital [line items]
Number of performance rights exercised	60,542,327
Issue price of performance rights exercised	$ 0.024
Performance rights exercised	$ 1,480,488
Issued Equity [member] | 0.049 Issue Price member]
Disclosure of classes of share capital [line items]
Exercise of warrants	41,973,300
Exercise of warrants	$ 0.049
Exercise of warrants	$ 2,043,359
Issued Equity [member] | 0.01 Issue Price member]
Disclosure of classes of share capital [line items]
Shares issued under Securities Purchase Agreement		263,126,800
Issue price of shares issued under securities purchase agreement		$ 0.01
Shares issued under Securities Purchase Agreement		$ 3,806,390
Issued Equity [member] | 0.03 Issue Price member]
Disclosure of classes of share capital [line items]
Number of performance rights exercised		56,459,461
Issue price of performance rights exercised		$ 0.03
Performance rights exercised		$ 1,737,497
Issued Equity [member] | 0.021 Issue Price member]
Disclosure of classes of share capital [line items]
Share placement		326,192,381
Shares issued under Securities Purchase Agreement		300,561,089
Share placement		$ 0.021
Issue price of shares issued under securities purchase agreement		$ 0.021
Share placement		$ 6,850,040
Shares issued under Securities Purchase Agreement		$ 6,311,770